EARNINGS PER SHARES	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARES [Abstract]
EARNINGS PER SHARES
NOTE 17 – EARNINGS PER SHARES

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	December 31,
	2016	2015	2014

Net income attribute to the Company	$4,823,973	$5,896,804	$3,858,876

Weighted average ordinary shares outstanding - basic and diluted	19,804,164	19,862,537	19,901,959

Basic and diluted earnings per share	$0.24	$0.30	$0.19